Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Debt
8. Debt
Below are the contractual terms of the Company’s interest-bearing loans and borrowings that are measured at amortized cost. The carrying values of the Company’s short-term and long-term debt consisted of the following:

	Debt outstanding
(in thousands)	June 30, 2026	December 31, 2025	Maturity
7.875% Senior Secured Bonds due 2028	196,363	195,636	Dec 2028
Shareholder Loans	—	143,732	Dec 2028
Revolving Credit Facility	—	—
Credit Line in China (a)	1,473	715

Total debt, net	197,836	340,083
Current debt, net	1,473	715
Non-current debt, net	196,363	339,368

Total debt, net	$197,836	$340,083

(a).	Expired on March 26, 2026, with the Company retaining a one-year period from each respective withdrawal date to remit payment.
Fair values
As of June 30, 2026 and December 31, 2025, the fair value of the 7.875% Senior Secured Bonds due 2028 was $205.0 million and $204.5 million, respectively. The fair value was determined using a market approach based on observable inputs. For the remaining debt instruments, the book values of each instrument approximate its respective carrying amount, as these interest rates are variable in nature and are reflective of market rates.

HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt
10. Debt
Below are the contractual terms of the Company’s interest-bearing loans and borrowings that are measured at amortized cost. The carrying values of the Company’s short-term and long-term debt consisted of the following as of December 31, 2025 and 2024:

	Debt outstanding
	2025	2024	Maturity date
9.875% Senior Secured Bonds due 2026	$—	$196,837	Nov 2026
7.875% Senior Secured Bonds due 2028	195,636	—	Dec 2028
Shareholder Loans	143,732	131,910	Dec 2028
Revolving Credit Facility	—	14,397	Jun 2028
Credit Line in China	715	—	Mar 2026

Total debt, net	340,083	343,144
Current debt, net	715	14,397
Non-current debt, net	339,368	328,747

Total debt, net	$340,083	$343,144

Debt agreements
7.875% Senior Secured Bonds due 2028
On or around December 17, 2025, the Company issued $200.0 million aggregate principal amount of its senior secured bonds (ISIN code NO0013700039) (the “Senior Secured Bonds due 2028”), which mature on December 17, 2028. Interest on the bonds accrues at a fixed rate of 7.875% per annum as of December 31, 2025. The Senior Secured Bonds due 2028 are secured by liens on substantially all of the Company’s assets, including the equity of its material subsidiaries, and guarantees, either directly or indirectly, from its material subsidiaries. The security of the Senior Secured Bonds due 2028 is subject to the Intercreditor Agreement (as defined herein) with the facility agent under the Revolver (as defined herein). Subject to compliance with certain conditions, the Company is permitted to issue additional bonds under the agreement governing the Senior Secured Bonds due 2028 in an aggregate principal amount up to $125.0 million, and the Company is also permitted to enter into certain bridge financing facilities. The Company intends to list the Senior Secured Bonds due 2028 on the Euronext ABM during the first half of 2026.
The agreement governing the Senior Secured Bonds due 2028 includes customary representations and warranties, affirmative covenants and certain restrictive covenants that may limit the Company’s ability to, among other things, incur additional indebtedness, guarantee obligations, incur liens, make investments, loans or capital expenditures, sell or dispose of assets, enter into mergers or consolidations, enter into transactions with affiliates or make or declare dividends. The Senior Secured Bonds due 2028 also require the Company to maintain at all times a minimum liquidity of not less than $30.0 million, a gearing ratio of Consolidated Net Total Borrowings to Consolidated Total Equity (each as defined in the agreement governing the Senior Secured Bonds due 2028) not to exceed 1.00 to 1.00 and an interest cover ratio of Adjusted EBITDA to Net Interest Expenses (each as defined in the agreement governing the Senior Secured Bonds due 2028) of not less than 2.50 to 1.00. The agreement governing the Senior Secured Bonds due 2028 contains customary events of default. If an event of default exists under the Senior Secured Bonds due 2028, the lenders will be able to accelerate the maturity of the Senior Secured Bonds due 2028 and exercise other rights and remedies. If an event of default exists under the Revolver, a cross-default will be triggered under the Senior Secured Bonds due 2028, and the bondholders thereunder will be able to accelerate the maturity of the Senior Secured Bonds due 2028 and exercise other rights and remedies.
As of December 31, 2025, the Company was in compliance with all financial covenants under the Senior Secured Bonds due 2028.
The Senior Secured Bonds due 2028 are redeemable, at the Company’s option, (i) prior to June 17, 2027, at a price equal to the make-whole amount and (ii) beginning on June 17, 2027, at a premium of 103.938%. The redemption premium then declines in steps until June 17, 2028, at which time the Company may redeem the bonds at a premium of 100.500%. The redemption premium then falls away at the maturity date, at which time the Company may redeem the bonds at par value.
Following a Change of Control or a Share
De-Listing
Event (each as defined in the agreement governing the Senior Secured Bonds due 2028), the Company can be required to prepay the Senior Secured Bonds due 2028 at 101% of the nominal amount of the bonds being repaid.
9.875% Senior Secured Bonds due 2026
In November 2023, the Company issued $200.0 million aggregate principal amount of its senior secured bonds (the “Senior Secured Bonds due 2026”), which were scheduled to mature on November 16, 2026. Interest on the bonds accrued at a fixed rate of 9.875% per annum.
In December 2025, the outstanding $200.0 million aggregate principal amount of the Senior Secured Bonds due 2026 was refinanced using the proceeds of the Senior Secured Bonds due 2028 at a price equal to 103.292% of nominal value (plus accrued and unpaid interest to the date of redemption). In connection with the refinancing, the Senior Secured Bonds due 2026 were also delisted from the Oslo Stock Exchange. This transaction resulted in an $8.0 million loss on extinguishment of the debt, which included write off-of
unamortized debt issuance costs and is recognized in the consolidated statement of income for the year ended December 31, 2025.

Shareholder Loans
On October 1, 2021, the Company entered into a loan agreement with related parties, Baker Hughes Holdings LLC and Akastor AS (as amended, the “Shareholder Loan Agreement”), to finance its operating and finance activities. Baker Hughes Holdings LLC provided an $80.0 million term loan under the Shareholder Loan Agreement (the “Baker Hughes Shareholder Loan”), and Akastor AS provided a $20.0 million term loan under the Shareholder Loan Agreement (the “Akastor Shareholder Loan” and, together with the Baker Hughes Shareholder Loan, the “Shareholder Loans”). The Shareholder Loans mature on the earliest to occur of December 18, 2028 or a liquidation event (as defined in the Shareholder Loan Agreement) such as the consummation of HMH Holding Inc.’s initial public offering.
As of December 31, 2025, the total amount of principal and accrued and unpaid interest outstanding under the Shareholder Loans was $143.7 million, which included $112.4 million outstanding under the Baker Hughes Shareholder Loan and $31.3 million outstanding under the Akastor Shareholder Loan. The Company also agreed to pay Baker Hughes and Akastor for certain deferred tax assets related to the contributed businesses in the amounts of approximately $0.3 million and $3.0 million, respectively, with such payment made by way of an increase to the Shareholder Loans. Such additional amounts relating to deferred tax assets are reflected in the Shareholder Loans’ balances as of December 31, 2025. The Shareholder Loans bear interest at a rate of 8.0% per annum. The Shareholder Loans are unsecured. The Shareholder Loan Agreement includes certain restrictive covenants that may limit the Company’s ability to, among other things, incur additional indebtedness or make or declare dividends. The Shareholder Loan Agreement contains customary representations and warranties, affirmative covenants and events of default. If an event of default exists under the Shareholder Loan Agreement, the lenders will be able to accelerate the maturity of the Shareholder Loans and exercise other rights and remedies. Subject to certain notice requirements, the Company may voluntarily prepay outstanding loans under the Shareholder Loan Agreement in whole or in part without premium or penalty.
Revolving Credit Facility
On November 20, 2023, the Company, DNB Bank ASA, as agent, certain financial institutions party thereto as lenders (the “Revolver Lenders”) and DNB Carnegie, a part of DNB Bank ASA, and Nordea Bank Abp, branch in Norway, as mandated lead arrangers and bookrunners, entered into a senior facility agreement (the “Prior Revolver”) pursuant to which the Revolver Lenders provided revolving credit financing to the Company in an aggregate principal amount of up to $50.0 million.
On March 10, 2025, DNB Bank ASA agreed as agent under the Prior Revolver to amend certain terms of the Prior Revolver to permit implementation of the corporate reorganization and the listing of HMH Holding Inc.’s Class A common stock on Nasdaq, and the documentation formally implementing the same became effective as of March 11, 2025.
On December 18, 2025, the Company, DNB Bank ASA, as agent, the Revolving Lenders and DNB Carnegie, a part of DNB Bank ASA, and Nordea Bank Abp, branch in Norway, as mandated lead arrangers and bookrunners, entered into an amendment and restatement of the Prior Revolver (as amended and restated, the “Revolver”) pursuant to which the Revolver Lenders provide revolving credit financing to the Company in an aggregate principal amount of up to $75.0 million. The scheduled maturity date of the Revolver is June 17, 2028 (which is an extension from the May 16, 2026 scheduled maturity date of the Prior Revolver). The Company recorded a debt issuance cost of $0.8 million in connection with the amendment and restatement of the Prior Revolver and is included in Long-term debt, net in the Company’s consolidated balance sheet.
Borrowings under the Revolver bear interest at the compounded reference rate, which is the applicable Secured Overnight Financing Rate (“SOFR”) plus the applicable credit spread adjustment, plus a margin ranging from 3.00% to 4.00% based on the Company’s most recent leverage ratio. In addition to paying interest on outstanding principal under the Revolver, the Company is required to pay a quarterly commitment fee equal to 40% of the applicable margin on the unused available commitments.
The Revolver is secured by liens on substantially all of the Company’s assets, including the equity of its material subsidiaries, and guarantees, either directly or indirectly, from its material subsidiaries. The security of the Revolver is subject to the Intercreditor Agreement with the trustee under the Senior Secured Bonds due 2028. The Revolver includes certain restrictive covenants that may limit the Company’s ability to, among other things, incur additional indebtedness, guarantee obligations, incur liens, make investments, loans or capital expenditures, sell or dispose of assets, enter into mergers or consolidations, enter into transactions with affiliates or make or declare dividends. The Revolver also requires the Company to maintain at all times a minimum liquidity of not less than $30.0 million, a gearing ratio of Consolidated Net Total Borrowings to Consolidated Total Equity (each as defined in the Revolver) not to exceed 1.00 to 1.00 and an interest cover ratio of Adjusted EBITDA to Net Interest Expenses (each as defined in the Revolver) of not less than 2.50 to 1.00. The Revolver contains customary representations and warranties, affirmative covenants and events of default. If an event of default exists under the Revolver, the Revolver Lenders will be able to accelerate the maturity of the Revolver and exercise other rights and remedies. If an event of default exists under the Senior Secured Bonds due 2028, a cross-default will be triggered under the Revolver, and the Revolver Lenders will be able to accelerate the maturity of the Revolver and exercise other rights and remedies. Subject to certain notice requirements and certain partial prepayment amount restrictions, the Company may voluntarily prepay outstanding loans under the Revolver in whole or in part without premium or penalty. Following a Change of Control (as defined in the Revolver), which definition varies depending on whether an initial public offering has occurred, the Company can be required to prepay the loans in whole if the parties do not reach an agreement to continue the loan. As of December 31, 2025, the Company was in compliance with all financial covenants under the Revolver.
Intercreditor Agreement
On December 18, 2025, the facility agent under the Revolver, the trustee under the Senior Secured Bonds due 2028, in its capacities as bond trustee and security agent, and certain other parties entered into an intercreditor agreement (the “Intercreditor Agreement”) governing (i) the relative priorities of their respective security interests in the assets securing the Revolver, the Senior Secured Bonds due 2028 and certain future secured indebtedness and (ii) certain other matters relating to the administration of their respective security interests, including the occurrence of an insolvency event. Pursuant to the Intercreditor Agreement, the liabilities under, and the security and guarantees provided in respect of, the Revolver, the Senior Secured Bonds due 2028 and any hedging agreements shall rank pari passu in payments and security, subject to the super senior status of the liabilities under the Revolver and any hedging liabilities with respect to the application of proceeds received or recovered by the security agent.
Credit Line in China
On August 22, 2023, the Company entered into a credit line agreement (the “Credit Line in China”) with Bank of China Shanghai Pudong branch (the “Credit Line in China Lender”) pursuant to which the Credit Line in China Lender provided a credit line in an aggregate principal amount of up to Chinese renminbi (RMB) 10.0 million (USD: $1.43 million based on the exchange rate as of December 31, 2025). On March 27, 2025, the Company extended the Credit Line in China with the Credit Line in China Lender. The extension is effective through March 26, 2026.
Borrowings under the Credit Line in China bear interest at the compounded reference rate, which was the applicable China Loan Prime Rate minus margin 0.4% as of December 31, 2025. Interest is paid quarterly in the last month of each quarter. There is no quarterly commitment fee or guarantee requirement based on the Company’s financial status. The borrowing length for each withdrawal is one year. The Credit Line in China can be used for the Company’s daily operations and can not be used to purchase real estate, re-lend
to other companies or make investments.
Fair values
The fair value of the Senior Secured Bonds due 2028 was 102.25%, or $204.5 million, as of December 31, 2025. The fair value was determined using a market approach based on observable inputs. For the remaining debt instruments, the book values of each instrument approximate its respective carrying amount and fair value, and interest rates for each instrument are reflective of market rates.
Maturity schedule
The following table sets forth the maturities of principal payments on long-term debt for each of the five years in the period ending December 31, 2030, and in the aggregate thereafter:

Year ending December 31,
2026	$—
2027	—
2028	300,000
2029	—
2030	—
Thereafter	—

Total	$300,000